Financial Risk Management - Liquidity Risk (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments
Cash and cash equivalents	$ 27,451,997	$ 32,068,291	$ 38,734,949	$ 47,546,083
Temporary investments		30,992
Debt	122,378,292	123,124,638
Lease liabilities	9,363,520	5,317,944
Other notes payable	1,324,063	2,576,874
Trade and other liabilities	38,539,436	39,479,567
Interest on debt	129,278,189	118,735,662
Interest on lease liabilities	3,889,178	1,840,877
Interest on other notes payable	5,938	47,500
2020
Disclosure of nature and extent of risks arising from financial instruments
Debt	492,489	989,156
Lease liabilities	1,257,766	651,832
Other notes payable	1,324,063	1,288,437
Trade and other liabilities	31,588,449	30,697,162
Interest on debt	6,565,402	7,502,935
Interest on lease liabilities	731,591	394,168
Interest on other notes payable	5,938	41,562
12-36 Months
Disclosure of nature and extent of risks arising from financial instruments
Debt	8,852,893	18,484,978
Lease liabilities	2,491,539	1,130,429
Other notes payable		1,288,437
Trade and other liabilities	3,426,610	5,185,357
Interest on debt	16,351,837	15,737,245
Interest on lease liabilities	1,417,722	592,606
Interest on other notes payable		5,938
36-60 Months
Disclosure of nature and extent of risks arising from financial instruments
Debt	13,500,000	15,360,404
Lease liabilities	2,381,812	1,096,006
Trade and other liabilities	1,035,998	1,595,863
Interest on debt	14,404,394	12,646,361
Interest on lease liabilities	984,003	444,736
Thereafter
Disclosure of nature and extent of risks arising from financial instruments
Debt	99,532,910	88,290,100
Lease liabilities	3,232,403	2,439,677
Trade and other liabilities	2,488,379	2,001,185
Interest on debt	91,956,556	82,849,121
Interest on lease liabilities	$ 755,862	$ 409,367